CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXPENSES:
Voyage expenses	$ 5,052,228	$ 3,721,277	$ 1,891,265
General and administrative expenses	5,681,371	7,043,937	3,266,310
OTHER INCOME/(EXPENSES):
Interest expense	11,259,643	7,681,482	2,348,987
Related Party [Member]
EXPENSES:
Voyage expenses	1,274,384	1,944,288	1,299,108
General and administrative expenses	3,099,000	2,100,000	1,200,000
OTHER INCOME/(EXPENSES):
Interest expense	$ 0	$ 0	$ 204,167